Morgan Stanley Capital I Inc. - ABS-15G

Exhibit 99.5 Schedule 4

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXX	6485379	XXXXXXX	XXXXXXX	Property City	Yes	Yes